UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 14,2002
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      147

Form 13F Information Table Value Total: 132166

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE


NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
VALUE(x$1000)
SHARES
INVESTMENT DISCRETION and VOTING AUTHORITY



AT&T Corp
Common
001957109
873
55600
SOLE

AT&T Wireless Se
Common
00209A106
153
17123
SOLE

Abbott Labs
Common
002824100
1357
25800
SOLE

Aflac Inc
Common
001055102
280
9500
SOLE

Agilent Tech Inc
Common
00846U101
238
6800
SOLE

Alcatel-Adr
Common
013904305
176
12400
SOLE

Alcoa Inc
Common
013817101
532
14100
SOLE

Allianz Ag-Adr
Common
018805101
280
12000
SOLE

Allstate Corp
Common
020002101
351
9300
SOLE

Alltel Corp
Common
020039103
361
6500
SOLE

Aol Time Warner
Common
00184A105
1122
47450
SOLE

American Electri
Common
025537101
378
8200
SOLE

American Express
Common
025816109
811
19800
SOLE

Amer Intl Group
Common
026874107
3200
44362
SOLE

Amgen Inc
Common
031162100
901
15100
SOLE

Analog Devices
Common
032654105
1293
28700
SOLE

Anheuser Busch
Common
035229103
757
14500
SOLE

Applied Material
Common
038222105
874
16100
SOLE

Archer-Daniels
Common
039483102
155
11110
SOLE

Automatic Data
Common
053015103
1247
21400
SOLE

Bank Of America
Common
060505104
1741
25600
SOLE

Bank New York
Common
064057102
500
11900
SOLE

Bank One Corp
Common
06423A103
677
16200
SOLE

Baxter Intl Inc
Common
071813109
619
10400
SOLE

Bellsouth Corp
Common
079860102
1135
30800
SOLE

Best Buy Co Inc
Common
086516101
396
5000
SOLE

Boeing Co
Common
097023105
613
12700
SOLE

Bristol-Myer Sqb
Common
110122108
895
22100
SOLE

Burlington/Santa
Common
12189T104
284
9400
SOLE

Capital One Fina
Common
14040H105
223
3500
SOLE

Cardinal Health
Common
14149Y108
315
4450
SOLE

Carnival Corp
Common
143658102
330
10100
SOLE

Caterpillar Inc
Common
149123101
307
5400
SOLE

Chevrontexaco
Common
166764100
2209
24467
SOLE

Cisco Systems
Common
17275R102
1784
105400
SOLE

Citigroup Inc
Common
172967101
3650
73700
SOLE

Clear Channel
Common
184502102
514
10000
SOLE

Coca-Cola Co
Common
191216100
1928
36900
SOLE

Colgate-Palmoliv
Common
194162103
554
9700
SOLE

Comcast Corp-Spl
Common
200300200
474
14900
SOLE

Conagra Foods
Common
205887102
228
9400
SOLE

Concord Efs
Common
206197105
333
10000
SOLE

Conoco Inc
Common
208251504
861
29500
SOLE

Dell Computer
Common
247025109
963
36900
SOLE

Dominion Res/Va
Common
25746U109
215
3300
SOLE

Dow Chemical
Common
260543103
556
17000
SOLE

Du Pont (Ei)
Common
263534109
721
15300
SOLE

Duke Energy Corp
Common
264399106
556
14700
SOLE

El Paso Corp
Common
28336L109
431
9800
SOLE

Electronic Data
Common
285661104
1224
21100
SOLE

Emerson Elec Co
Common
291011104
316
5500
SOLE

Exelon Corp
Common
30161N101
212
4000
SOLE

Exxon Mobil Corp
Common
30231G102
3493
79700
SOLE

Fannie Mae
Common
313586109
1070
13400
SOLE

Fedex Corp
Common
31428X106
279
4800
SOLE

Fifth Third Banc
Common
316773100
648
9600
SOLE

First Data Corp
Common
319963104
384
4400
SOLE

Firstenergy Corp
Common
337932107
211
6100
SOLE

Fleetboston Fin
Common
339030108
578
16500
SOLE

Ford Motor Co
Common
345370860
453
27500
SOLE

Freddie Mac
Common
313400301
722
11400
SOLE

Gabelli Glbl Mul
Common
36239Q109
249
27700
SOLE

Gannett Co
Common
364730101
1043
13700
SOLE

Gen Electric
Common
369604103
5475
146200
SOLE

Gen Motors Corp
Common
370442105
574
9500
SOLE

Genzyme-Genl Div
Common
372917104
218
5000
SOLE

Gillette Co
Common
375766102
609
17900
SOLE

Harley-Davidson
Common
412822108
215
3900
SOLE

Hartford Finl Sv
Common
416515104
381
5600
SOLE

HCA Inc
Common
404119109
423
9600
SOLE

Hewlett-Packard
Common
428236103
739
41200
SOLE

Home Depot Inc
Common
437076102
4103
84400
SOLE

Honeywell Intl
Common
438516106
964
25200
SOLE

Household Intl
Common
441815107
369
6500
SOLE

Illinois Tool Wo
Common
452308109
752
10400
SOLE

Intel Corp
Common
458140100
3227
106100
SOLE

Intl Paper Co
Common
460146103
400
9300
SOLE

IBM
Common
459200101
2662
25600
SOLE

John Han Bk & Th
Common
409735107
1634
193200
SOLE

Johnson&Johnson
Common
478160104
2700
41578
SOLE

JP Morgan Chase
Common
46625H100
959
26900
SOLE

Kimberly-Clark
Common
494368103
608
9400
SOLE

Eli Lilly & Co
Common
532457108
1212
15900
SOLE

Linear Tech Corp
Common
535678106
287
6500
SOLE

Lowe's Cos Inc
Common
548661107
383
8800
SOLE

Lucent Tech Inc
Common
549463107
139
29300
SOLE

Marsh & Mclennan
Common
571748102
631
5600
SOLE

Maxim Integrated
Common
57772K101
212
3800
SOLE

MBNA Corp
Common
55262L100
525
13600
SOLE

McDonalds Corp
Common
580135101
533
19200
SOLE

Medtronic Inc
Common
585055106
1058
23400
SOLE

Mellon Financial
Common
58551A108
255
6600
SOLE

Merck & Co
Common
589331107
1658
28800
SOLE

Merrill Lynch
Common
590188108
725
13100
SOLE

Metlife Inc
Common
59156R108
384
12200
SOLE

Microsoft Corp
Common
594918104
4662
77300
SOLE

3M Co
Common
88579Y101
391
3400
SOLE

Morgan Stanley D
Common
617446448
940
16400
SOLE

Motorola Inc
Common
620076109
324
22800
SOLE

Natl City Corp
Common
635405103
231
7500
SOLE

Omnicom Group
Common
681919106
245
2600
SOLE

Oracle Corp
Common
68389X105
1052
82200
SOLE

Paychex Inc
Common
704326107
266
6700
SOLE

Pepsico Inc
Common
713448108
1123
21800
SOLE

Pfizer Inc
Common
717081103
3930
98900
SOLE

Pharmacia Corp
Common
71713U102
622
13800
SOLE

Philip Morris Co
Common
718154107
1659
31500
SOLE

Phillips Pete
Common
718507106
389
6200
SOLE

Praxair Inc
Common
74005P104
209
3500
SOLE

Procter & Gamble
Common
742718109
1604
17800
SOLE

Qualcomm Inc
Common
747525103
376
10000
SOLE

Raytheon Co
Common
755111507
304
7400
SOLE

Royal Dut Pe-Nys
Common
780257804
1858
34200
SOLE

Safeway Inc
Common
786514208
333
7400
SOLE

Sara Lee Corp
Common
803111103
268
12900
SOLE

SBC Communicatio
Common
78387G103
2108
56300
SOLE

Schering-Plough
Common
806605101
732
23400
SOLE

Schlumberger Ltd
Common
806857108
571
9700
SOLE

Schwab (Charles)
Common
808513105
219
16700
SOLE

Sears Roebuck
Common
812387108
210
4100
SOLE

Solectron Corp
Common
834182107
93
11900
SOLE

Southern Co
Common
842587107
297
11200
SOLE

Southwest Air
Common
844741108
243
12550
SOLE

State St Corp
Common
857477103
227
4100
SOLE

Sun Microsystems
Common
866810104
314
35600
SOLE

Sysco Corp
Common
871829107
3262
109400
SOLE

Target Corp
Common
87612E106
621
14400
SOLE

Tenet Healthcare
Common
88033G100
268
4000
SOLE

Texas Instrument
Common
882508104
788
23800
SOLE

Disney (Walt) Co
Common
254687106
702
30400
SOLE

TXU Corp
Common
873168108
322
5900
SOLE

Tyco Intl Ltd
Common
902124106
986
30497
SOLE

US Bancorp
Common
902973304
646
28601
SOLE

Unilever Nv-Nys
Common
904784709
517
9100
SOLE

United Tech Corp
Common
913017109
846
11400
SOLE

Unitedhealth Grp
Common
91324P102
497
6500
SOLE

Verizon Communic
Common
92343V104
1963
43000
SOLE

Vodafone Grp-Adr
Common
92857W100
203
11000
SOLE

Wachovia Corp
Common
929903102
805
21700
SOLE

Walgreen Co
Common
931422109
498
12700
SOLE

Wal-Mart Stores
Common
931142103
4425
72200
SOLE

Wash Mutual Inc
Common
939322103
469
14150
SOLE

Waste Management
Common
94106L109
349
12800
SOLE

Wells Fargo & Co
Common
949746101
1146
23200
SOLE

Worldcom Inc-Wor
Common
98157D106
283
42000
SOLE

Wyeth
Common
983024100
1280
19500
SOLE

Xcel Energy Inc
Common
98389B100
243
9600
SOLE